Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 165,033	$ 448,623	$ 68,637
Cash and cash equivalents included in funds receivable	46,302	10,063	16,193
Restricted cash included in other assets, noncurrent	187	213	203
Total cash, cash equivalents, and restricted cash	$ 211,522	$ 458,899	$ 85,033	$ 20,369